STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (871,798,158)	$ (63,467,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(177,326)	(531,361)
Unrealized gain on marketable securities held in Trust Account	(3,956)	(4,645)
Loss on warrant liabilities	812,374,402	58,778,500
Transaction costs attributable to Initial Public Offering		2,167,536
Changes in operating assets and liabilities:
Prepaid expenses	92,114	(937,786)
Accrued expenses	(27,032)	1,446,951
Income taxes payable	23,578	81,422
Net cash used in operating activities	(3,024,742)	(2,467,258)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(2,070,000,000)
Cash withdrawn from Trust Account to pay taxes		450,000
Net cash used in investing activities		(2,069,550,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		2,033,596,400
Proceeds from sale of Private Placement Warrants		42,850,000
Proceeds from promissory note - related party	1,500,000	550,000
Repayment of promissory note - related party	(550,000)	(550,000)
Payment of offering costs		(861,285)
Net cash provided by financing activities	1,500,000	2,075,610,115
Net Change in Cash	(1,524,742)	3,592,857
Cash - Beginning of period	3,592,857
Cash - End of period	2,068,115	3,592,857
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption		1,914,737,110
Change in value of Class A common stock subject to possible redemption	$ 216,562,230	(61,299,340)
Deferred underwriting fee payable		$ 72,450,000